TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TAXES ON INCOME

NOTE 14: TAXES ON INCOME

a.	Tax rates applicable to the Company and subsidiaries:

1.	Tax rate applicable to the Company and Brain R&D:

The Israeli corporate income tax rate was 23% in 2025, 2024 and 2023.

A company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

2.	Tax rate applicable to US subsidiaries:

The subsidiaries are subject to U.S federal tax at the rate of 21%.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law making significant changes to U.S. income tax law. These changes include, but are not limited to, a corporate tax rate decrease from 35% to 21% effective for tax years 2018 onwards and created new taxes on certain foreign-sourced earnings and certain related-party payments.

The Tax Act required the Company to pay U.S. income taxes on accumulated foreign subsidiaries earnings not previously subject to U.S. income tax at a rate of 15.5% to the extent of foreign cash and certain other net current assets and 8% on the remaining earnings.

b.	Tax assessments:

The Company and the Israeli subsidiary received final tax assessments through tax year 2017 as for the statute of limitation. The subsidiary, Inc, received final tax assessments through the 2019 tax year.

c.	Carryforward losses for tax purposes:

Carryforward losses for tax purposes as of December 31, 2025 amount to approximately $80 million in Brain R&D and BrainsWay Ltd. (on an Israeli consolidated basis).

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets are as follows:

1.	Composition:

	Year ended December 31,
	2025	2024
Gross deferred tax assets:
Employee benefits	$160	$115
Doubtful debt provision	301	-
Lease liabilities	-	-
Deferred revenue	574	959
Other temporary differences	1,616	-
Gross deferred tax assets	2,651	1,074

Gross deferred tax liabilities:
Property, plant and equipment	(11)	(11)
Other temporary differences	(2,232)	-
Gross deferred tax liabilities	(2,243)	(11)

Deferred tax assets, net	$408	$1,063

2.	Contrary to prior years, the Company recognized a deferred tax asset in respect of tax loss carryforwards arising from losses incurred during the year ended December 31, 2025.

e.	Theoretical tax:

The reconciliation between the tax expense, assuming that all the income, expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss is as follows:

	Year ended December 31,
	2025	2024	2023
Profit (loss) before taxes on income	$7,710	$3,459	$(3,946)

Statutory federal income tax rate(1)	21%	21%	21%

Tax (tax benefit) computed at the statutory tax rate	$1,619	$726	$(829)

Deferred tax asset recognized for prior years	(1,145)	-	-
Unrecognized temporary differences	(161)	(59)	(47)
Decrease (increase) in unrecognized tax losses in the year	-	(351)	1,070
Tax adjustment in respect of different tax rates	136	107	44
Taxes in respect of previous years	(287)	90	5
Non-deductible expenses and other differences	32	25	8
Permanent differences	(72)	-	-
Other	13	-	-

	$135	$538	$251

1.	Statutory income tax rate according to US federal tax rate in respect of income generated by the US subsidiaries, for which income tax was recorded for the years ended December 31, 2025 2024 and 2023.

f.	Taxes on income (tax benefits) included in the consolidated statements of comprehensive profit (loss):

	Year ended December 31,
	2025	2024	2023
Current taxes	$1,467	$683	$798
Deferred taxes	(1,045)	(235)	(552)
Taxes in respect of previous years	(287)	90	5

	$135	$538	$251